        As filed with the Securities and Exchange Commission on January 31, 2012

  Registration No. 33-7190

Investment Company Act File No. 811-4750

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /X/

POST-EFFECTIVE AMENDMENT NO. 44             /X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

AMENDMENT NO. 47              /X/

FENIMORE ASSET MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

384 North Grand Street

Cobleskill, New York 12043

(Address of Principal Executive Offices)

Registrant's Telephone Number: 800-453-4392

Patrick W.D. Turley, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

(Name and Address of Agent for Service)

Copies to:

Thomas O. Putnam

384 North Grand Street

Cobleskill, New York 12043

It is proposed that this filing will become effective on March 1, 2012 pursuant to paragraph (b)(1)(iii) of Rule 485.

If appropriate, check the following box:

/X/    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 44 to the Registration Statement of Fenimore Asset Management Trust (the “Registrant”) is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 43, which was filed pursuant to Rule 485(a)(1) on November 18, 2011 with respect to a proposed new series of the Registrant, the FAM Small Cap Fund (the “New Fund”).  Accordingly, the contents of Post-Effective Amendment No. 43, consisting of Part A (the Prospectus for the New Fund), Part B (the Statement of Additional Information for the New Fund) and Part C (Other Information) included in Post-Effective Amendment No. 43, are incorporated by reference in their entirety into this filing.  As stated on the cover page to this filing, this Post-Effective Amendment No. 44 is intended to become effective on March 1, 2012.

PART C

OTHER INFORMATION

ITEM 28.

EXHIBITS

(a)(1)

Declaration of Trust1

(a)(2)

Establishment and Designation of a New Series of Beneficial Interest - the FAM Small Cap Fund (to be filed by amendment)

(b)

By-Laws1

(c)

Not Applicable

(d)(1)

Investment Advisory Agreement between Registrant and Fenimore Asset Management, Inc. with respect to FAM Small Cap Fund2

 (d)(2)

Expense Limitation Agreement between Registrant and Fenimore Asset Management, Inc. with respect to FAM Small Cap Fund2

(e)

Distribution Agreement between Registrant and Fenimore Securities, Inc.1

(f)

Not Applicable

(g)

Custodian Agreement between Registrant and U.S. Bank, N.A.1

(h)(1)

Shareholder Services Agreement between Registrant and FAM Shareholder Services, Inc.1

(2)

Fund Accounting and Administrative Services Agreement between Registrant and FAM Shareholder Services, Inc.1

(i)

Legal Opinion of Dechert LLP (to be filed by amendment)

(j)

Consent of BBD, LLP2

(k)

Not Applicable

(l)

Not Applicable

(m)(1)

Distribution and Service Plan (to be filed by amendment)

(m)(2)

Dealer Agreement (to be filed by amendment)

(n)

Rule 18f-3 Plan (to be filed by amendment)

(p)

Codes of Ethics1

1 Filed previously and incorporated by reference herein.

2 Filed in Post-Effective Amendment No. 43 on November 18, 2011.

ITEM 29.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not Applicable.

ITEM 30.  INDEMNIFICATION

Reference is made to Article IV, Section 4.3, of the Registrant's Declaration of Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 31.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Fenimore Asset Management, Inc. serves as the investment adviser for the Registrant. The business and other connections of Fenimore Asset Management, Inc. are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of Fenimore Asset Management, Inc. (801-10429) as currently filed with the SEC which is incorporated by reference herein.

ITEM 32.  PRINCIPAL UNDERWRITER

Fenimore Securities, Inc. serves as principal underwriter for the Registrant and is located at 384 North Grand Street, Cobleskill, New York 12043. The Registrant is the only entity for which Fenimore Securities, Inc. serves as principal underwriter.

ITEM 33.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Fenimore Asset Management, Inc., and FAM Shareholder Services, Inc., 384 North Grand Street, Cobleskill, New York 12043.

ITEM 34.  MANAGEMENT SERVICES

Not Applicable.

ITEM 35.  UNDERTAKINGS

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that  it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia, on this 31st day of January, 2012.

FENIMORE ASSET MANAGEMENT TRUST

By: /s/ Thomas O. Putnam

Thomas O. Putnam, President (1)

By: /s/ Patrick W.D. Turley

Patrick W.D. Turley, as attorney in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE

TITLE

DATE

/s/ Thomas O. Putnam

President and Trustee

                 January 31, 2012

Thomas O. Putnam (1)

          (Principal Executive Officer)

/s/ Fred Lager

Trustee

                 January 31, 2012

Fred Lager (2)

/s/ C. Richard Pogue

Trustee

                 January 31, 2012

C. Richard Pogue (3)

/s/ John J. McCormack, Jr.

Trustee

                 January 31, 2012

John J. McCormack, Jr. (4)

/s/ Barbara V. Weidlich

Trustee

                 January 31, 2012

Barbara V. Weidlich (4)

/s/ Kevin J. McCoy

Trustee

                 January 31, 2012

Kevin J. McCoy (5)

/s/ Paul A. Keller

Trustee

                 January 31, 2012

Paul A. Keller (6)

/s/ Joseph A. Bucci

Treasurer (Principal Financial and        January 31, 2012

Joseph A. Bucci (3)

Accounting Officer)

By:

/s/ Patrick W.D. Turley

Patrick W.D. Turley

as attorney-in-fact

(1)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 12 as filed on April 29, 1994.

(2)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 22 as filed on May 1, 1998.

(3)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 26 as filed on May 1, 2001.

(4)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 32 as filed on April 29, 2004.

(5)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 36 as filed on May 1, 2007.

(6)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 41 on April 29, 2011.

16947752.2.BUSINESS

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